Commitments and Contingencies:	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure
Commitments and Contingencies:

8. Commitments and Contingencies:

(a) Long-term time charters:

On December 20, 2017, the Partnership entered into a new three year charter agreement with Statoil ASA ("Statoil") for the employment of the Arctic Aurora. This new charter, which is expected to commence in the third quarter of 2018, will be in direct continuation of the current charter with Statoil (interrupted only by the vessel's mandatory statutory class five-year special survey and dry-docking) and will have a firm period of about three years. Statoil will have the option to extend the new charter by two consecutive 12-month periods at escalated rates.

The Partnership’s future minimum contractual charter revenues under its non-cancelable long-term time charter contracts, as of December 31, 2017, gross of brokerage commissions, without taking into consideration any assumed off-hire (including those arising out of periodical class survey requirements), are as analyzed below:

Year ending December 31,	Amount
2018	$115,986
2019	123,113
2020	137,889
2021	127,756
2022	115,917
2023 and thereafter	888,716
Total	$1,509,377

(b) Other:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Partnership is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(c) Technical and Commercial Management Agreement:

As further disclosed in Note 3, the Partnership has contracted the commercial, administrative and technical management of its vessels to Dynagas Ltd. pursuant to the Management Agreements. For the commercial services provided under the Management Agreements the Partnership pays a commission of 1.25% over the charter-hire revenues arranged by the Manager, which will survive the termination of the agreement under all circumstances until the termination of each charter party in force at the time of termination. The estimated commission payable to the Manager over the minimum contractual charter revenues, discussed under (a) above, is $18,867. For vessel administrative and technical management fees, the Partnership currently pays a daily management fee of $2.8 per vessel (Note 3(a)). Such management fees for the period from January 1, 2018, to the expiration of the agreements on December 31, 2020, adjusted annually for 3% inflation as per agreement, are estimated to be $19,636 and are analyzed as follows:

Year ending December 31,	Amount
2018	6,347
2019	6,537
2020	6,752
Total	$19,636